DRINKER BIDDLE & REATH
                             1345 Chestnut Street
                            Philadelphia, PA 19107

                                March 3, 1997


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:    Pegasus Funds (formerly, The Woodward Funds)
               File Nos. 33-13990/811-5148
               Rule 24f-2 Notice
               --------------------------------------------

Ladies and Gentlemen:

               On behalf of Pegasus Funds (the "Trust"), please find enclosed the following:

        1. Rule 24f-2 Notice for the Trust for its fiscal year ended December 31, 1996; and

        2. Opinion of counsel required by Rule 24f-2(b)(1) under the Investment Company Act of 1940.

        If you have any questions regarding this filing please contact me.


                                    Very truly yours,

                                    /s/ Christina T. Simmons
                                    ------------------------
                                    Christina T. Simmons

CTS/sg
Enclosures



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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.      Name and address of issuer:

               Pegasus Funds
               c/o NBD Bank
               900 Tower Drive
               P.O. Box 7058
               Troy, Michigan 48007-7058

2.      Name of each series or class of funds for which this notice is filed:

               Series A ("Government Fund")
               Series B ("Money Market Fund")
               Series C ("Municipal Money Market Fund")
               Series D ("Cash Management Fund")
               Series E ("U.S. Government Securities Cash Management Fund") Series F ("Treasury Prime Cash Management Fund")
               Series G ("Equity Income Fund")
               Series H ("Growth and Value Fund")
               Series I ("Mid-Cap Opportunity Fund")
               Series J ("Intrinsic Value Fund")
               Series K ("Intermediate Bond Fund")
               Series L ("Bond Fund")
               Series M ("Michigan Municipal Money Market Fund")
               Series N ("Equity Index Fund")
               Series O ("Treasury Money Market Fund")
               Series P ("Municipal Bond Fund")
               Series Q ("Michigan Municipal Bond Fund")
               Series R ("Managed Assets Balanced Fund")
               Series S ("Growth Fund")
               Series T ("International Equity Fund")
               Series U ("Short Bond Fund")
               Series W ("Small Cap Opportunity Fund")
               Series X ("Intermediate Municipal Bond Fund")
               Series Y ("Managed Assets Conservative Fund")
               Series Z ("Income Fund")
               Series AA ("International Bond Fund")
               Series BB ("Managed Assets Growth Fund")

3.      Investment Company Act File Number: 811-5148

        Securities Act File Number: 33-13990

4.      Last day of fiscal year for which this notice is filed: December 31,
        1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       /  /


6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

               None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

               None

9. Number and aggregate sale price of securities sold during the fiscal year:

               Shares --  44,726,970,372
               Price  -- $47,378,804,921

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

               Shares --  44,726,970,372
               Price  -- $47,378,804,921

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               Included under items
               9 and 10

12.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold
               during the fiscal year in reliance on
               Rule 24f-2:                                   $47,378,804,921
                                                             ---------------

        (ii)   Aggregate price of shares issued in
               connection with dividend reinvestment
               plans:
                                                             ---------------

        (iii)  Aggregate price of shares redeemed or
               repurchased during the fiscal year:           $45,202,778,212
                                                             ---------------

        (iv)   Aggregate price of shares redeemed
               or repurchased and previously applied as
               a reduction to filing fees pursuant to
               Rule 24e-2 (if applicable):                          -0-
                                                             ---------------

        (v)    Net aggregate price of securities sold
               and issued during the fiscal year in
               reliance on Rule 24f-2:                      $ 2,176,026,709
                                                            ---------------

        (vi)   Multiplier prescribed by Section 6(b) of
               the Securities Act of 1933 or other
               applicable law or regulation:                          /3300
                                                            ---------------

        (vii)  Fee due:                                     $       659,402
                                                            ===============

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      / x /


        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               March 3, 1997

                                  SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



By (Signature and Title)*   /s/ W. Bruce McConnel, III
                            --------------------------
                                W. Bruce McConnel, III
                                Secretary
                                Pegasus Funds

Date:  February 28, 1997

*Please print the name and title of the signing officer below the signature.

                            DRINKER BIDDLE & REATH
                             1345 Chestnut Street
                            Philadelphia, PA 19107

                               February 28, 1997

Pegasus Funds
c/o NBD Bank
P.O. Box 7058
Troy, Michigan  48007-7058

               Re:  Rule 24f-2 Notice for Pegasus Funds
                      (formerly, The Woodward Funds)
                      (Registration No. 33-13990/811-5148)
                    --------------------------------------

Ladies and Gentlemen:

               We have acted as counsel for Pegasus Funds, a Massachusetts business trust (the "Fund"), in connection with the registration pursuant to Rule 24f-2 under the Investment Company Act of 1940 of its shares of beneficial interest, par value $.10 per share, in the Government Fund, Money Market Fund, Cash Management Fund, U.S. Government Securities Cash Management Fund, Treasury Prime Cash Management Fund, Equity Income Fund, Municipal Money Market Fund, Michigan Municipal Money Market Fund, Growth and Value Fund, Mid-Cap Opportunity Fund, Intrinsic Value Fund, Intermediate Bond Fund, Bond Fund, Equity Index Fund, Treasury Money Market Fund, Municipal Bond Fund, Michigan Municipal Bond Fund, Managed Assets Balanced Fund, Growth Fund, International Equity Fund, Short Bond Fund, Small Cap Opportunity Fund, Intermediate Municipal Bond Fund, Managed Assets Conservative Fund, Income Fund, International Bond Fund and Managed Assets Growth Fund (collectively, "Shares"). The Fund is authorized to issue an unlimited number of Shares.

               In giving the opinion stated below, we have reviewed the Fund's Amended and Restated Declaration of Trust as amended, its By-Laws, resolutions adopted by its Board of Trustees and shareholders and such other legal and factual matters as we have deemed appropriate. We have assumed the genuineness of all signatures, the legal capacity of all natural persons, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as certified or photostatic copies, and the authenticity of the originals of such latter documents. Insofar as our opinion below relates to matters pertaining to Massachusetts law, we have relied upon the opinion of Ropes & Gray, special Massachusetts counsel to the Fund.

               On the basis of the foregoing, we are of the opinion that the aforementioned Shares registered pursuant to Rule 24f-2 during the Fund's fiscal year ended December 31, 1996 were, when issued and sold for the consideration described in the Fund's Registration Statement, as amended, and for not less than the applicable par value per share, validly issued, fully paid and nonassessable by the Fund.

               Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Amended and Restated Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in any written agreement, undertaking or obligation made or issued on behalf of the Fund. The Amended and Restated Declaration of Trust provides for indemnification out of the assets of the Fund for all loss and expense of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

               We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Fund's Rule 24f-2 Notice.

                                             Very truly yours,

                                            /s/ DRINKER BIDDLE & REATH
                                            --------------------------
                                                DRINKER BIDDLE & REATH